Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Net profit (loss) attributable to holders of the parent	$ 48,523	$ 17,149	$ (154,074)
Common Stock [Member]
Weighted average number of shares
Weighted average number of shares	660,800	660,800
Earnings per share
Earnings per share	$ 0.05	$ 0.04
Preference Shares [Member]
Weighted average number of shares
Weighted average number of shares	336,187	336,187
Earnings per share
Earnings per share	$ 0.05	$ 0.04